Liability under insurance contracts - Summary of changes in policy reserves by insurance risk classification (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	₩ 54,330,046	₩ 53,391,401
Reserve (reversal)	(84,712)	938,645
Business combination (Note 47)	71,406
Ending Balance	54,316,740	54,330,046
Individual insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	54,299,987	53,357,511
Reserve (reversal)	(105,088)	942,476
Ending Balance	54,194,899	54,299,987
Pure endowment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	14,873,665	14,936,578
Reserve (reversal)	(391,851)	(62,913)
Ending Balance	14,481,814	14,873,665
Death
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	29,922,425	28,074,444
Reserve (reversal)	1,861,099	1,847,981
Ending Balance	31,783,524	29,922,425
Endowment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	9,503,897	10,346,489
Reserve (reversal)	(1,574,336)	(842,592)
Ending Balance	7,929,561	9,503,897
Group insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	30,059	33,890
Reserve (reversal)	(2,280)	(3,831)
Ending Balance	27,779	30,059
Pure protection
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	29,995	33,828
Reserve (reversal)	(2,282)	(3,833)
Ending Balance	27,713	29,995
Savings
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	64	62
Reserve (reversal)	2	2
Ending Balance	66	64
General Insurance [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reserve (reversal)	22,656
Business combination (Note 47)	71,406
Ending Balance	94,062
Automotive [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance	0
Reserve (reversal)	978
Business combination (Note 47)	902
Ending Balance	1,880	₩ 0
General [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reserve (reversal)	20,127
Business combination (Note 47)	69,170
Ending Balance	89,297
LongTerm [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reserve (reversal)	1,551
Business combination (Note 47)	1,334
Ending Balance	₩ 2,885